OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Non-Current Assets

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Deferred costs	1,066	267	39
Deposits – long-term*	20,747	2,719	395
Others**	8,579	4,890	709
	30,392	7,876	1,143

* On June 21, 2011, the Group provided interest-free financing amounting to RMB23,608 to Changhai Hospital, a third party, for the purchase of a robotic radiosurgery system, impairment losses of RMB
11,527
was provided for the remaining balances as of December 31, 2018.

** For the years ended December 31, 2017 and 2018, no impairment loss were provided for the balances.